Pay vs Performance Disclosure	12 Months Ended
	Oct. 31, 2023 USD ($) $ / shares	Oct. 31, 2022 USD ($) $ / shares	Oct. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table shows the information for the past three fiscal years of: (i) the Summary Compensation Table total compensation (see page 67) for our principal executive officer (“PEO”) and, on an average basis, our NEOs other than the PEO (“Non-PEO NEOs”), (ii) the “compensation actually paid” to our PEO and, on an average basis, our Non-PEO NEOs (in each case, as determined in accordance with SEC rules), (iii) our total shareholder return, (iv) our peer group total shareholder return, (v) our net income, and (vi) our company selected measure, PARSU EPS (as defined below).

					Value of initial fixed $100 investment based on:
Fiscal Year	Summary Compensation Total for PEO[1,2]	Compensation Actually Paid to PEO [1,3]	Average Summary Compensation Table Total for Non-PEO NEOs[1,4]	Average Compensation Actually Paid to Non-PEO NEOs[1,3]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income ($ millions)[7]	PARSU EPS (Non-GAAP)[8,9]
2023	$19,458,431	$12,858,597	$7,130,334	$5,326,216	$160.80	$153.29	$3,263	$3.21
2022	$21,079,926	$11,845,017	$8,502,188	$(177,698)	$162.73	$117.16	$3,132	$3.91
2021	$20,733,806	$39,088,555	$8,703,097	$17,988,299	$173.59	$146.93	$6,541	$4.12

Company Selected Measure Name	PARSU EPS
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Fiscal Year	PEO	Non-PEO NEOs
2023	Enrique Lores	Marie Myers, Tuan Tran, Alex Cho, Julie Jacobs
2022	Enrique Lores	Marie Myers, Christoph Schell, Tuan Tran, Alex Cho, Julie Jacobs
2021	Enrique Lores	Marie Myers, Christoph Schell, Tuan Tran, Alex Cho

Peer Group Issuers, Footnote	Peer Group TSR represents the cumulative return on a fixed investment of $100 in the S&P 500 Information Technology Sector index for the period beginning on the last trading day of the fiscal year ending October 31, 2020 and ending on October 31 of the applicable fiscal year, assuming reinvestment of dividends.
PEO Total Compensation Amount	$ 19,458,431	$ 21,079,926	$ 20,733,806
PEO Actually Paid Compensation Amount	$ 12,858,597	11,845,017	39,088,555
Adjustment To PEO Compensation, Footnote	The following tables illustrate the adjustments to the Summary Compensation Table total compensation for our PEO, as well as the average as a group for our Non-PEO NEOs, to determine compensation actually paid, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable fiscal year.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	$19,458,431	$21,079,926	$20,733,806
Minus: Grant Date Fair Value Amounts of “Option Awards” and “Stock Awards” Granted in Fiscal Year as Reported in the Summary Compensation Table	$(15,863,592)	$(18,185,416)	$(14,665,390)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$10,888,050	$6,312,993	$25,242,448
Plus: Change in Fair Value from Prior Fiscal Year-End to Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$(2,250,588)	$(1,010,176)	$3,749,546
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$958,757	$692,033	$1,373,949
Plus: Change in Fair Value From Prior Fiscal Year-End to Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(948,316)	$2,100,033	$1,255,124
Plus: Value of Dividends or other Earnings Paid on Option or Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$615,855	$855,624	$1,399,072
Compensation Actually Paid	$12,858,597	$11,845,017	$39,088,555

Non-PEO NEO Average Total Compensation Amount	$ 7,130,334	8,502,188	8,703,097
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,326,216	(177,698)	17,988,299
Adjustment to Non-PEO NEO Compensation Footnote
Equity Valuation Assumption Difference, Footnote
For purposes of the above adjustments, the fair values of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant date fair value for accounting purposes and valuation assumptions that did not materially differ from those disclosed as of the grant date. For more information, please see Note 5 to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our TSR, as well as the relationship between our TSR and the TSR of our peer group:
CAP vs. Company and Peer TSR

Compensation Actually Paid (PEO)	Avg. Compensation Actually Paid (Non-PEO NEOs)
Company TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our net income:
CAP vs. Net Income

Compensation Actually Paid (PEO)	Avg. Compensation Actually Paid (Non-PEO NEOs)	Net Income (millions)

Compensation Actually Paid vs. Company Selected Measure
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our PARSU EPS.
CAP vs. Company-Selected Measure (PARSU EPS)

Compensation Actually Paid (PEO)	Avg. Compensation Actually Paid (Non-PEO NEOs)
Company Selected Measure (PARSU EPS)

Tabular List, Table	PARSU EPS •Revenue •Operating Profit •Free Cash Flow
Total Shareholder Return Amount	$ 160.80	162.73	173.59
Peer Group Total Shareholder Return Amount	153.29	117.16	146.93
Net Income (Loss)	$ 3,263,000,000	$ 3,132,000,000	$ 6,541,000,000
Company Selected Measure Amount | $ / shares	3.21	3.91	4.12
PEO Name	Enrique Lores
Additional 402(v) Disclosure	Amounts in this column reflect the Summary Compensation Table total compensation for our PEO for each corresponding fiscal year.Amounts in this column reflect the average as a group of the Summary Compensation Table total compensation for our Non-PEO NEOs for each corresponding fiscal year. Total Shareholder Return (“TSR”) represents the cumulative return on a fixed investment of $100 in the common stock of HP Inc., for the period beginning on the last trading day of the fiscal year ending October 31, 2020 and ending on October 31 of the applicable fiscal year, assuming reinvestment of dividends. The dollar amounts reported in this column represent the net income reflected in the Company’s audited financial statements for the applicable fiscal year.The Company has determined that the EPS the Company uses for PARSU measurement, which we refer to as “PARSU EPS”, is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to Company performance. PARSU EPS is a non-GAAP financial measure, which is calculated as described in “Compensation Discussion and Analysis—Determination of Fiscal 2023 Executive Compensation—Long-Term Incentive Compensation—Fiscal 2023 Awards.”The actual EPS performance achievement results were adjusted from $4.08 to $4.12 for fiscal 2021 and $4.01 to $3.91 in fiscal 2022 in connection with the revision of financial statements described in HP’s Form 10-Q for the quarter ended July 31, 2023.
Earnings Per Share, Revision Of Prior Period, Previously Reported | $ / shares		$ 4.01	$ 4.08
Earnings Per Share | $ / shares		$ 3.91	$ 4.12
Measure:: 1
Pay vs Performance Disclosure
Name	•PARSU EPS
Measure:: 2
Pay vs Performance Disclosure
Name	•Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	•Operating Profit
Measure:: 4
Pay vs Performance Disclosure
Name	•Free Cash Flow
PEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,863,592)	$ (18,185,416)	$ (14,665,390)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,888,050	6,312,993	25,242,448
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,250,588)	(1,010,176)	3,749,546
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	958,757	692,033	1,373,949
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(948,316)	2,100,033	1,255,124
PEO | Equity Awards, Value Of Dividends Or Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	615,855	855,624	1,399,072
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,023,096)	(7,553,788)	(5,943,351)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,618,979	3,534,097	9,975,013
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(664,130)	(245,654)	2,997,885
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	266,324	117,016	547,138
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(288,182)	773,224	957,362
Non-PEO NEO | Equity Awards, Value Of Dividends Or Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	285,989	159,883	752,513
Non-PEO NEO | Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,358)
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (5,464,664)	$ 0